Loans and Borrowings	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Loans and Borrowings
7
Loans and borrowings

(in $ millions)	June 30, 2023	December 31, 2022
	$	$
Non-current
Bank loans	59	55
Term loan	463	1,041
Lease liabilities	136	152
	658	1,248
Current
Bank loans	57	63
Term loan	20	20
Lease liabilities	37	34
	114	117

A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $244 million (2022: $242 million) (see Note 4).

Terms and debt repayment schedule

Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
Bank loans	SGD	1.5% to 2.1%	2023-2027	62
Bank loans	SGD	COF* + 1 to 1.1%	2023-2024	2
Bank loans	MYR	COF* - 2.0% to +1.7%	2023-2027	12
Bank loans	IDR	9.5% to 10.3%	2023-2025	11
Bank loans	IDR	COF* + 1.8% to 2.0%	2023-2025	4
Bank loans	THB	COF* + 7.0% p.a.	2023	25
Term loan	USD	LIBOR + 4.5%	2026	483
Lease liabilities	Multiple	3.5% to 11.6%	2023-2037	173
				772

*cost of funds – which are variable rates specific to country and/or financial institutions